Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2016		89,405,480
Balance, beginning of the year at Dec. 31, 2016	$ 410,476	$ 468,494	$ 27,009	$ (1,818)	$ (83,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	3,322,993	3,322,993
Exercise of stock options	$ 14,774	$ 24,959	(10,185)
Stock-based compensation	50,535		50,535
Vesting of restricted shares (in shares)		824,215
Vesting of restricted share units	0	$ 23,967	(23,967)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)		6,325,000
Issuance of Class A subordinate voting shares, net of offering costs	560,057	$ 560,057
Net loss and comprehensive loss for the year	(34,742)			5,253	(39,995)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2017		99,877,688
Balance, end of the year at Dec. 31, 2017	$ 1,001,100	$ 1,077,477	43,392	3,435	(123,204)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,179,999	2,179,999
Exercise of stock options	$ 30,494	$ 48,408	(17,914)
Stock-based compensation	97,690		97,690
Vesting of restricted shares (in shares)		935,002
Vesting of restricted share units	0	$ 48,363	(48,363)
Issuance of Class A subordinate voting shares, net of offering costs (in shares)		7,400,000
Issuance of Class A subordinate voting shares, net of offering costs	1,041,688	$ 1,041,688
Net loss and comprehensive loss for the year	(80,204)			(15,651)	(64,553)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2018		110,392,689
Balance, end of the year at Dec. 31, 2018	$ 2,090,768	$ 2,215,936	$ 74,805	$ (12,216)	$ (187,757)